Earnings per share - Summary of weighted average number of shares (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share
Profit after tax attributable to equity shareholders	£ 1,049	£ 1,060	£ 1,390
Weighted average number of shares (before effect of treasury shares)	9,235,000,000	9,235,000,000	9,235,000,000
Weighted average number of shares (held by EBTs)	(2,000,000)
Basic weighted average number of shares	9,233,000,000	9,235,000,000	9,234,573,831
Effect of dilutive potential shares	30,000,000	4,000,000	0
Diluted weighted average number of shares	9,263,000,000	9,239,000,000	9,235,000,000
Basic earnings per share (pence)	£ 0.114	£ 0.115	£ 0.151
Diluted earnings per share (pence)	£ 0.113	£ 0.115	£ 0.151
Number of shares held by employee benefit trust	10,400,000